Fair Values of Assets and Liabilities - Valuation Assumption Ranges for MSRs (Detail) (Mortgage Servicing Rights [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected prepayment	12.10%	11.20%
Discount rate	10.10%	10.20%
Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected prepayment	11.00%
Discount rate	9.00%
Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected prepayment	21.00%
Discount rate	13.00%
Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected prepayment	12.00%
Discount rate	10.00%